Provision for expected credit losses	12 Months Ended
Sep. 30, 2023
Provision for expected credit losses
Provision for expected credit losses

Note 10. Provision for expected credit losses

Accounting policy

Note 6 provides details of impairment charges.

Impairment applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, due from subsidiaries and credit commitments.

The ECL is recognised as follows:

●
Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Notes 9 and 17);
●
Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security itself (refer to Notes 17 and 26); and
●Credit commitments: as a provision (refer to Note 25).

Measurement

The Group calculates the provision for ECL based on a three-stage approach. The provision for ECL is a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant time frame. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

●
Probability of default (PD): the probability that a counterparty will default;
●
Loss given default (LGD): the loss that is expected to arise in the event of a default; and
●Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL – performing

For financial assets where there has been no significant increase in credit risk since origination, a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing, a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

Financial assets in Stage 3 are those that are in default. This is aligned to APRA's regulatory definition of default contained in Prudential Standard APS 220 Credit Risk Management. A default occurs when:

●
Westpac considers that the customer is unable to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security. Indicators include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on an individual basis; or
●
The customer is more than 90 days past due on any material credit obligation.

The Group applied APRA’s amendments to the definition of default in the period, which resulted in an increase in non-performing exposures. This was primarily due to the extension of the period over which certain credit exposures remain classified as non-performing before reclassification to performing. There was no material impact on the provision for ECL.

A provision for lifetime ECL is recognised on these financial assets.

Collective and individual assessment

Financial assets that are in Stages 1 and 2 are assessed on a collective basis. This means that they are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Financial assets in Stage 3 are assessed on an individual basis and calculated collectively for those below a specified threshold.

Note 10. Provision for expected credit losses (continued)

Accounting policy (continued)

Expected life

In considering the lifetime time frame for ECL in Stages 2 and 3, the standard generally requires use of the remaining contractual life adjusted, where appropriate, for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit), the Group’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Movement between stages

Financial assets may move in both directions through the stages of the impairment model. Financial assets previously in Stage 2 may move back to Stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, financial assets in Stage 3 may move back to Stage 1 or Stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred, the estimation of forward-looking macroeconomic information and overlays. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk (SICR)

Determining when a financial asset has experienced a SICR since origination is a critical accounting judgement which is based on the change in the probability of default (PD) since origination. In determining whether a change in PD represents a significant increase in risk, relative changes in PD and absolute PD thresholds are both considered based on the portfolio of the exposure.

The Group does not rebut the presumption that instruments that are 30 days past due have experienced a SICR but this is used as a backstop rather than the primary indicator. In addition, the deferral of payments by customers in hardship arrangements is generally treated as an indication of a SICR.

Forward-looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk considers information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward-looking information is a critical accounting judgement. The Group considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) employment to population rates, real gross domestic product growth rates and residential and commercial property price indices.

●

Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

●

Upside scenario

This scenario represents a modest improvement on the base case scenario.

●

Downside scenario

The downside scenario is a more severe scenario with ECL higher than those under the base case scenario.This scenario assumes a recession with a combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate, which simultaneously impact ECL across all portfolios from the reporting date.

The three macroeconomic scenarios are probability weighted and together represent the Group’s view of the forward looking distribution of potential loss outcomes. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward-looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Group Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Overlays

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for ECL.

Note 10. Provision for expected credit losses (continued)

Loans and credit commitments

The following tables reconcile the provision for ECL on loans and credit commitments by stage for the Group and Parent Entity.

	2023				2022
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	152	1,036	513	1,701	137	1,082	415	1,634
Personal	64	198	98	360	78	220	123	421
Business	355	1,231	786	2,372	502	811	838	2,151
Total provision for ECL on loans	571	2,465	1,397	4,433	717	2,113	1,376	4,206
Provision for ECL on credit commitments
Housing	6	16	-	22	6	13	-	19
Personal	18	27	-	45	21	30	-	51
Business	111	300	19	430	141	185	23	349
Total provision for ECL on credit commitments	135	343	19	497	168	228	23	419
Total provision for ECL on loans and credit commitments	706	2,808	1,416	4,930	885	2,341	1,399	4,625
Presented as provision for ECL on:
Loans (Note 9)	571	2,465	1,397	4,433	717	2,113	1,376	4,206
Credit commitments (Note 25)	135	343	19	497	168	228	23	419
Total provision for ECL on loans and credit commitments	706	2,808	1,416	4,930	885	2,341	1,399	4,625
Of which:
Individually assessed provisions	-	-	351	351	-	-	452	452
Collectively assessed provisions	706	2,808	1,065	4,579	885	2,341	947	4,173
Total provision for ECL on loans and credit commitments	706	2,808	1,416	4,930	885	2,341	1,399	4,625
Gross loans	605,761	163,583	8,343	777,687	614,762	121,845	7,246	743,853
Credit commitments	177,971	27,814	366	206,151	184,535	15,217	347	200,099
Gross loans and credit commitments	783,732	191,397	8,709	983,838	799,297	137,062	7,593	943,952
Coverage ratio on loans (%)	0.09	1.51	16.74	0.57	0.12	1.73	18.99	0.57
Coverage ratio on loans and credit commitments (%)	0.09	1.47	16.26	0.50	0.11	1.71	18.42	0.49

Note 10. Provision for expected credit losses (continued)

	2023				2022
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	117	907	446	1,470	102	1,005	369	1,476
Personal	55	172	90	317	69	194	112	375
Business	306	1,026	694	2,026	453	656	736	1,845
Total provision for ECL on loans	478	2,105	1,230	3,813	624	1,855	1,217	3,696
Provision for ECL on credit commitments
Housing	4	13	-	17	4	11	-	15
Personal	13	19	-	32	16	24	-	40
Business	105	282	18	405	133	173	23	329
Total provision for ECL on credit commitments	122	314	18	454	153	208	23	384
Total provision for ECL on loans and credit commitments	600	2,419	1,248	4,267	777	2,063	1,240	4,080
Presented as provision for ECL on:
Loans (Note 9)	478	2,105	1,230	3,813	624	1,855	1,217	3,696
Credit commitments (Note 25)	122	314	18	454	153	208	23	384
Total provision for ECL on loans and credit commitments	600	2,419	1,248	4,267	777	2,063	1,240	4,080
Of which:
Individually assessed provisions	-	-	301	301	-	-	388	388
Collectively assessed provisions	600	2,419	947	3,966	777	2,063	852	3,692
Total provision for ECL on loans and credit commitments	600	2,419	1,248	4,267	777	2,063	1,240	4,080
Gross loans	533,446	140,873	7,515	681,834	537,339	111,450	6,624	655,413
Credit commitments	156,080	24,390	343	180,813	162,950	13,353	329	176,632
Gross loans and credit commitments	689,526	165,263	7,858	862,647	700,289	124,803	6,953	832,045
Coverage ratio on loans (%)	0.09	1.49	16.37	0.56	0.12	1.66	18.37	0.56
Coverage ratio on loans and credit commitments (%)	0.09	1.46	15.88	0.49	0.11	1.65	17.83	0.49

Movement in provision for ECL on loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

●	“Transfers between stages” lines represent transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL;
●	“Business activity during the year” represents new accounts originated during the year net of those that were de-recognised due to final repayments during the year;
●	“Net remeasurement of provision for ECL” line represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes in portfolio overlays, changes due to forward-looking economic scenarios and partial repayments and additional draw-downs on existing facilities over the year; and
●	“Write-offs” represent a reduction in the provision for ECL as a result of de-recognition of exposures where there is no reasonable expectation of full recovery.

Note 10. Provision for expected credit losses (continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2021	936	2,091	1,972	4,999	780	1,735	1,748	4,263
Transfers to Stage 1	912	(792)	(120)	-	748	(646)	(102)	-
Transfers to Stage 2	(235)	1,002	(767)	-	(198)	900	(702)	-
Transfers to Stage 3	(14)	(383)	397	-	(12)	(343)	355	-
Business activity during the year	354	(244)	(340)	(230)	328	(234)	(320)	(226)
Net remeasurement of provision for ECL	(1,066)	689	1,129	752	(875)	651	1,055	831
Write-offs	-	-	(934)	(934)	-	-	(851)	(851)
Exchange rate and other adjustments	(2)	(22)	62	38	6	-	57	63
Balance as at 30 September 2022	885	2,341	1,399	4,625	777	2,063	1,240	4,080
Transfers to Stage 1	1,675	(1,546)	(129)	-	1,340	(1,222)	(118)	-
Transfers to Stage 2	(640)	1,119	(479)	-	(479)	917	(438)	-
Transfers to Stage 3	(8)	(496)	504	-	(7)	(448)	455	-
Business activity during the year	269	140	(296)	113	229	168	(268)	129
Net remeasurement of provision for ECL	(1,479)	1,239	965	725	(1,261)	941	892	572
Write-offs	-	-	(601)	(601)	-	-	(554)	(554)
Exchange rate and other adjustments	4	11	53	68	1	-	39	40
Balance as at 30 September 2023	706	2,808	1,416	4,930	600	2,419	1,248	4,267

The provision for ECL on loans and credit commitments can be further disaggregated into the following classes and stages:

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2021	160	741	607	1,508	118	674	552	1,344
Transfers to Stage 1	206	(191)	(15)	-	166	(158)	(8)	-
Transfers to Stage 2	(32)	508	(476)	-	(29)	481	(452)	-
Transfers to Stage 3	-	(90)	90	-	-	(87)	87	-
Business activity during the year	41	(58)	(166)	(183)	38	(55)	(155)	(172)
Net remeasurement of provision for ECL	(229)	191	404	366	(187)	161	363	337
Write-offs	-	-	(45)	(45)	-	-	(35)	(35)
Exchange rate and other adjustments	(3)	(6)	16	7	-	-	17	17
Balance as at 30 September 2022	143	1,095	415	1,653	106	1,016	369	1,491
Transfers to Stage 1	507	(499)	(8)	-	422	(419)	(3)	-
Transfers to Stage 2	(60)	314	(254)	-	(44)	279	(235)	-
Transfers to Stage 3	-	(131)	131	-	-	(125)	125	-
Business activity during the year	52	(74)	(128)	(150)	49	(71)	(115)	(137)
Net remeasurement of provision for ECL	(486)	342	387	243	(412)	240	332	160
Write-offs	-	-	(50)	(50)	-	-	(43)	(43)
Exchange rate and other adjustments	2	5	20	27	-	-	16	16
Balance as at 30 September 2023	158	1,052	513	1,723	121	920	446	1,487

Note 10. Provision for expected credit losses (continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Personal
Balance as at 30 September 2021	153	355	174	682	134	304	151	589
Transfers to Stage 1	353	(345)	(8)	-	281	(280)	(1)	-
Transfers to Stage 2	(86)	208	(122)	-	(81)	193	(112)	-
Transfers to Stage 3	-	(145)	145	-	-	(133)	133	-
Business activity during the year	18	(16)	(19)	(17)	17	(14)	(16)	(13)
Net remeasurement of provision for ECL	(337)	195	286	144	(266)	148	279	161
Write-offs	-	-	(350)	(350)	-	-	(337)	(337)
Exchange rate and other adjustments	(2)	(2)	17	13	-	-	15	15
Balance as at 30 September 2022	99	250	123	472	85	218	112	415
Transfers to Stage 1	367	(364)	(3)	-	323	(322)	(1)	-
Transfers to Stage 2	(58)	125	(67)	-	(54)	114	(60)	-
Transfers to Stage 3	-	(138)	138	-	-	(128)	128	-
Business activity during the year	28	(10)	(25)	(7)	26	(8)	(24)	(6)
Net remeasurement of provision for ECL	(355)	360	275	280	(312)	317	263	268
Write-offs	-	-	(358)	(358)	-	-	(341)	(341)
Exchange rate and other adjustments	1	2	15	18	-	-	13	13
Balance as at 30 September 2023	82	225	98	405	68	191	90	349

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2021	623	995	1,191	2,809	528	757	1,045	2,330
Transfers to Stage 1	353	(256)	(97)	-	301	(208)	(93)	-
Transfers to Stage 2	(117)	286	(169)	-	(88)	226	(138)	-
Transfers to Stage 3	(14)	(148)	162	-	(12)	(123)	135	-
Business activity during the year	295	(170)	(155)	(30)	273	(165)	(149)	(41)
Net remeasurement of provision for ECL	(500)	303	439	242	(422)	342	413	333
Write-offs	-	-	(539)	(539)	-	-	(479)	(479)
Exchange rate and other adjustments	3	(14)	29	18	6	-	25	31
Balance as at 30 September 2022	643	996	861	2,500	586	829	759	2,174
Transfers to Stage 1	801	(683)	(118)	-	595	(481)	(114)	-
Transfers to Stage 2	(522)	680	(158)	-	(381)	524	(143)	-
Transfers to Stage 3	(8)	(227)	235	-	(7)	(195)	202	-
Business activity during the year	189	224	(143)	270	154	247	(129)	272
Net remeasurement of provision for ECL	(638)	537	303	202	(537)	384	297	144
Write-offs	-	-	(193)	(193)	-	-	(170)	(170)
Exchange rate and other adjustments	1	4	18	23	1	-	10	11
Balance as at 30 September 2023	466	1,531	805	2,802	411	1,308	712	2,431

Note 10. Provision for expected credit losses (continued)

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Loans and credit commitments:
Business activity during the year	113	(230)	129	(226)
Net remeasurement of provision for ECL	725	752	572	831
Impairment charges for debt securities at amortised cost	-	4	-	1
Impairment charges for debt securities at FVOCI	1	(2)	1	(2)
Impairment on due from subsidiaries	-	-	(7)	25
Recoveries	(191)	(189)	(184)	(180)
Impairment charges/(benefits) (Note 6)	648	335	511	449

Total write-offs net of recoveries to average loans

	Consolidated
%	2023	2022
Write-offs net of recoveries to average loans
Housing	0.01	0.01
Personal	1.78	1.28
Business	0.07	0.27
Total write-offs net of recoveries to average loans	0.05	0.10

Write-offs still under enforcement activity

Of the amount of current year write-offs, $581 million for the Group (2022: $864 million) and $534 million (2022: $781 million) for the Parent Entity represent balances that the Group was still entitled to recover.

Impact of overlays on the provision for ECL on loans and credit commitments

The following table attributes the provision for ECL on loans and credit commitments between modelled ECL and portfolio overlays.

Portfolio overlays are used to capture risk of increased uncertainty relating to forward-looking economic conditions, or areas of potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Modelled provision for ECL on loans and credit commitments	4,498	3,925	3,880	3,504
Overlays	432	700	387	576
Total provision for ECL on loans and credit commitments	4,930	4,625	4,267	4,080

Details of changes related to forward-looking economic inputs and portfolio overlays, based on reasonable and supportable information up to the date of this report, are provided below.

Modelled provision for ECL on loans and credit commitments

The modelled provision for ECL on loans and credit commitments is a probability weighted estimate based on three scenarios which together represent the Group’s view of the forward-looking distribution of potential loss outcomes. The change in provisions as a result of changes in modelled ECL are reflected through the “net remeasurement of provision for ECL” line item. Portfolio overlays are used to capture potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

Note 10. Provision for expected credit losses (continued)

The base case scenario uses the following Westpac Economic forecasts:

Key economic assumptions for base case scenario	30 September 2023	30 September 2022
Annual GDP: Australia	Forecast growth of 1.2% for calendar year 2023 and 1.6% for calendar year 2024	Forecast growth of 3.4% for calendar year 2022 and 1.0% for calendar year 2023
New Zealand	Forecast growth of 0.8% for calendar year 2023 and 0.2% for calendar year 2024	Forecast growth of 1.9% for calendar year 2022 and 1.6% for calendar year 2023
Commercial property index, Australia	Forecast price contraction of 15.0% for calendar year 2023 and 0.5% for calendar year 2024	Forecast price contraction of 4.7% for calendar year 2022 and 3.0% for calendar year 2023
Residential property prices: Australia	Forecast price appreciation of 5.8% for calendar year 2023 and 4.0% for calendar year 2024	Forecast price contraction of 6.5% for calendar year 2022 and 7.8% for calendar year 2023
New Zealand	Forecast price change of -1.0% for calendar year 2023 and 7.7% for calendar year 2024	Forecast price contraction of 10.0% for calendar year 2022 and 5.0% for calendar year 2023
Cash rate, Australia	Forecast cash rate of 4.1% at December 2023 and 3.6% at December 2024	Forecast cash rate of 3.35% at December 2022 and 3.6% at December 2023
Unemployment rate: Australia	Forecast rate of 3.9% at December 2023 and 4.7% at December 2024	Forecast rate of 3.1% at December 2022 and 4.4% at December 2023
New Zealand	Forecast rate of 4.3% at December 2023 and 5.2% at December 2024	Forecast rate of 3.4% at December 2022 and 3.8% at December 2023

The downside scenario is a more severe scenario with expected credit losses higher than the base case. This scenario assumes a recession with a combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate, which simultaneously impact expected credit losses across all portfolios from the reporting date. The assumptions used in this scenario and relativities to the base case will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions, held constant):

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Reported probability-weighted ECL	4,930	4,625	4,267	4,080
100% base case ECL	3,409	2,983	2,927	2,582
100% downside ECL	6,849	6,680	5,957	5,947

If 1% of the Stage 1 gross exposure from loans and credit commitments (calculated on a 12 month ECL) was reflected in Stage 2 (calculated on a lifetime ECL) the provision for ECL on loans and credit commitments would increase by $78 million (2022: $113 million) for the Group and $70 million (2022: $103 million) for the Parent Entity based on applying the average provision coverage ratios by stage to the movement in the gross exposure by stage.

The following table indicates the weightings applied by the Group and Parent Entity:

Macroeconomic scenario weightings (%)	2023	2022
Upside	5	5
Base	50	50
Downside	45	45

Note 10. Provision for expected credit losses (continued)

Portfolio overlays

Portfolio overlays are used to address areas of risk, including significant uncertainties that are not captured in the underlying modelled ECL. Determination of portfolio overlays requires expert judgement and is thoroughly documented and subject to comprehensive internal governance and oversight. Overlays are continually reassessed and if the risk is judged to have changed (increased or decreased), or is subsequently captured in the modelled ECL, the overlay will be released or remeasured.

The total portfolio overlays as at 30 September 2023 were $432 million (2022: $700 million) for the Group and $387 million (2022: $576 million) for the Parent Entity and comprise:

●	$302 million (2022: $480 million) for the Group and $275 million (2022: $399 million) for the Parent Entity for consumers reflecting potential high consumer stress from higher interest rates, higher inflation and other risks;
●	$60 million (2022: $150 million) for the Group and $42 million (2022: $123 million) for the Parent Entity relating to certain industries reflecting potential supply chain disruptions and labour shortages; and
●	$70 million (2022: $70 million) for the Group and $70 million (2022: $70 million) for the Parent Entity for the expected impact of extreme weather events on customers.

The change in provisions as a result of changes in portfolio overlays are reflected through the “net remeasurement of provision for ECL” line in Movement in provision for ECL on loans and credit commitments table.

Impact of changes in credit exposures on the provision for ECL on loans and credit commitments

●	Stage 1 exposures decreased by $15.6 billion (2022: net decrease of $29.4 billion) for the Group and $10.8 billion (2022: net decrease of $20.2 billion) for the Parent Entity. This was driven by a net transfer of business TCE to stage 2 following a deterioration in Westpac Economics forecasts, in addition to model changes for business portfolios. This was partially offset by new lending in the housing loan portfolio. Stage 1 ECL has decreased mainly from the transfer of business exposures to stage 2.
●	Stage 2 credit exposures increased by $54.3 billion (2022: increased by $60.1 billion) for the Group and $40.5 billion (2022: increased by $56.5 billion) for the Parent Entity mainly driven by business TCE transferred from stage 1 to stage 2 as noted above. This also drove the increase in stage 2 ECL, where ECL on those transferred exposures was remeasured from a 12 month ECL to a lifetime ECL. This was partially offset by a reduction in overlays to stage 2 ECL.
●	Stage 3 credit exposures had a net increase of $1.1 billion (2022: decreased by $2.2 billion) for the Group and $0.9 billion (2022: decreased by $2.0 billion) for the Parent Entity. This was driven by the application of APRA’s amendments to the definition of default contained in APS 220 Credit Risk Management in the first half of the year and an increase in the balance of housing loans that are 90 days past due in the second half of the year.